Annual Total Returns	0 Months Ended
May 01, 2012
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(13.82%)
Annual Return 2003	44.85%
Annual Return 2004	21.05%
Annual Return 2005	12.76%
Annual Return 2006	14.13%
Annual Return 2007	7.39%
Annual Return 2008	(38.72%)
Annual Return 2009	39.26%
Annual Return 2010	25.61%
Annual Return 2011	(4.91%)
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Class B Shares
Bar Chart Table:
Annual Return 2002	(14.37%)
Annual Return 2003	43.89%
Annual Return 2004	20.15%
Annual Return 2005	11.98%
Annual Return 2006	13.43%
Annual Return 2007	6.76%
Annual Return 2008	(39.11%)
Annual Return 2009	38.37%
Annual Return 2010	24.81%
Annual Return 2011	(5.34%)
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(13.31%)
Annual Return 2003	45.68%
Annual Return 2004	21.51%
Annual Return 2005	13.11%
Annual Return 2006	14.45%
Annual Return 2007	7.69%
Annual Return 2008	(38.55%)
Annual Return 2009	39.65%
Annual Return 2010	26.00%
Annual Return 2011	(4.61%)
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class A Shares
Bar Chart Table:
Annual Return 2002	(16.46%)
Annual Return 2003	46.94%
Annual Return 2004	28.91%
Annual Return 2005	21.42%
Annual Return 2006	34.16%
Annual Return 2007	16.90%
Annual Return 2008	(46.09%)
Annual Return 2009	50.40%
Annual Return 2010	22.23%
Annual Return 2011	(14.37%)
(Columbia Acorn International B) | (Columbia Acorn International) | Class B Shares
Bar Chart Table:
Annual Return 2002	(17.07%)
Annual Return 2003	46.06%
Annual Return 2004	27.91%
Annual Return 2005	20.57%
Annual Return 2006	33.26%
Annual Return 2007	16.25%
Annual Return 2008	(46.41%)
Annual Return 2009	49.36%
Annual Return 2010	21.49%
Annual Return 2011	(14.92%)
(Columbia Acorn International Z) | (Columbia Acorn International) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(16.10%)
Annual Return 2003	47.80%
Annual Return 2004	29.47%
Annual Return 2005	21.81%
Annual Return 2006	34.53%
Annual Return 2007	17.28%
Annual Return 2008	(45.89%)
Annual Return 2009	50.97%
Annual Return 2010	22.70%
Annual Return 2011	(14.06%)
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class A Shares
Bar Chart Table:
Annual Return 2002	(18.97%)
Annual Return 2003	46.26%
Annual Return 2004	20.12%
Annual Return 2005	12.68%
Annual Return 2006	7.95%
Annual Return 2007	3.18%
Annual Return 2008	(39.38%)
Annual Return 2009	41.07%
Annual Return 2010	22.78%
Annual Return 2011	(5.21%)
(Columbia Acorn USA B) | (Columbia Acorn USA) | Class B Shares
Bar Chart Table:
Annual Return 2002	(19.48%)
Annual Return 2003	45.32%
Annual Return 2004	19.26%
Annual Return 2005	11.84%
Annual Return 2006	7.29%
Annual Return 2007	2.53%
Annual Return 2008	(39.75%)
Annual Return 2009	40.12%
Annual Return 2010	21.96%
Annual Return 2011	(5.68%)
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(18.49%)
Annual Return 2003	47.13%
Annual Return 2004	20.62%
Annual Return 2005	12.98%
Annual Return 2006	8.28%
Annual Return 2007	3.46%
Annual Return 2008	(39.22%)
Annual Return 2009	41.49%
Annual Return 2010	23.16%
Annual Return 2011	(4.95%)
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class A Shares
Bar Chart Table:
Annual Return 2002	(8.17%)
Annual Return 2003	29.95%
Annual Return 2004	18.16%
Annual Return 2005	10.78%
Annual Return 2006	19.32%
Annual Return 2007	8.92%
Annual Return 2008	(49.31%)
Annual Return 2009	65.65%
Annual Return 2010	22.49%
Annual Return 2011	(16.65%)
(Columbia Acorn Select B) | (Columbia Acorn Select) | Class B Shares
Bar Chart Table:
Annual Return 2002	(8.77%)
Annual Return 2003	29.14%
Annual Return 2004	17.24%
Annual Return 2005	10.01%
Annual Return 2006	18.54%
Annual Return 2007	8.22%
Annual Return 2008	(49.62%)
Annual Return 2009	64.44%
Annual Return 2010	21.72%
Annual Return 2011	(17.11%)
(Columbia Acorn Select Z) | (Columbia Acorn Select) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(7.81%)
Annual Return 2003	30.61%
Annual Return 2004	18.58%
Annual Return 2005	11.08%
Annual Return 2006	19.68%
Annual Return 2007	9.20%
Annual Return 2008	(49.18%)
Annual Return 2009	66.17%
Annual Return 2010	22.88%
Annual Return 2011	(16.37%)
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.16%)
Annual Return 2003	41.11%
Annual Return 2004	23.76%
Annual Return 2005	15.60%
Annual Return 2006	35.97%
Annual Return 2007	21.50%
Annual Return 2008	(42.30%)
Annual Return 2009	31.01%
Annual Return 2010	21.41%
Annual Return 2011	(10.11%)
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | Class B Shares
Bar Chart Table:
Annual Return 2002	(15.72%)
Annual Return 2003	40.08%
Annual Return 2004	22.95%
Annual Return 2005	14.97%
Annual Return 2006	35.00%
Annual Return 2007	20.69%
Annual Return 2008	(42.68%)
Annual Return 2009	30.19%
Annual Return 2010	20.63%
Annual Return 2011	(10.64%)
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(14.89%)
Annual Return 2003	41.79%
Annual Return 2004	24.14%
Annual Return 2005	15.98%
Annual Return 2006	36.27%
Annual Return 2007	21.86%
Annual Return 2008	(42.10%)
Annual Return 2009	31.52%
Annual Return 2010	21.89%
Annual Return 2011	(9.76%)
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	19.39%
Annual Return 2004	8.92%
Annual Return 2005	5.25%
Annual Return 2006	10.56%
Annual Return 2007	8.19%
Annual Return 2008	(30.67%)
Annual Return 2009	31.98%
Annual Return 2010	17.28%
Annual Return 2011	4.62%
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Class B Shares
Bar Chart Table:
Annual Return 2003	18.59%
Annual Return 2004	8.27%
Annual Return 2005	4.56%
Annual Return 2006	9.91%
Annual Return 2007	7.71%
Annual Return 2008	(31.10%)
Annual Return 2009	31.37%
Annual Return 2010	16.64%
Annual Return 2011	4.19%
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	19.79%
Annual Return 2004	9.17%
Annual Return 2005	5.50%
Annual Return 2006	10.86%
Annual Return 2007	8.49%
Annual Return 2008	(30.53%)
Annual Return 2009	32.29%
Annual Return 2010	17.58%
Annual Return 2011	4.85%